ACQUISITIONS	12 Months Ended
Dec. 31, 2015
ACQUISITIONS
ACQUISITIONS

3.ACQUISITIONS

Yingjiesheng.com

In April 2015, to expand its online operations, the Company acquired 100% of the equity interests in Shanghai Yishu Information Technology Co., Ltd. and Shanghai Pinyi Information Technology Co., Ltd. These two companies wholly own and operate Yingjiesheng.com (“YJS”), an established online recruitment website which focuses on college graduates and students in China. The total purchase price for the transaction was RMB250,000 and was funded from the Company’s existing cash resources. As of December 31, 2015, the total unpaid consideration amounted to RMB16,900, of which RMB8,450 will be paid in 2016 and RMB8,450 in 2017. Beginning April 3, 2015, the date of acquisition, YJS has been fully consolidated into the Group’s financial statements. The allocation of the purchase price at the date of acquisition is summarized as follows:

RMB
Net assets	10,524
Identifiable intangible assets — trade names and customer relationships	47,870
Goodwill	203,574
Deferred tax liabilities	(11,968)

Total	250,000

Beijing Zhiding Youyuan Management Consulting Co., Ltd.

In June 2015, to expand the scope of its training services, the Company completed an acquisition of a 60% equity interest in Beijing Zhiding Youyuan Management Consulting Co., Ltd. (“Zhiding Youyuan”), a provider of talent assessment and psychometric testing services. The total purchase price was RMB18,660 and was fully paid from the Company’s existing cash resources. Beginning June 23, 2015, the date of acquisition, Zhiding Youyuan has been fully consolidated into the Group’s financial statements. The allocation of the purchase price at the date of acquisition is summarized as follows:

RMB
Net assets	14,170
Goodwill	13,820
Non-controlling interests	(9,330)

Total	18,660

Based on the Company’s assessment, the revenues and net earnings of YJS and Zhiding Youyuan were not considered material to the Group for the year ended December 31, 2015. Pro forma results of operations for the acquisitions described above have not been presented because they are not material to the consolidated statements of operations and comprehensive income, either individually or in aggregate.